Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
American Funds® Strategic Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class A
Trading Symbol	ANBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypoth etica l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative re
turns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class A (with sales charge) 2	4.11%	(1.95) %	2.03%
American Funds Strategic Bond Fund — Class A (without sales charge) 2	8.18%	(1.19) %	2.43%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by as set type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class C
Trading Symbol	ANBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4 225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 7.56% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class C (with sales charge) 2	6.56%	(1.87) %	1.82%
American Funds Strategic Bond Fund — Class C (without sales charge) 2	7.56%	(1.87) %	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes d eriv atives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class T
Trading Symbol	TFSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421 -4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 8.72% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hur
t relativ
e returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class T (with sales charge) 2	6.00%	(1.37) %	2.35%
American Funds Strategic Bond Fund — Class T (without sales charge) 2	8.72%	(0.87) %	2.65%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
oun
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-1
Trading Symbol	ANBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421 -4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact fr om
Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-1 2	8.30%	(1.16) %	2.43%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net asse ts ) *Includes deriva tiv es.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-2
Trading Symbol	ANBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421 -42 25 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.59% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influen
ced
results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-2 2	8.59%	(0.88) %	2.71%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class F-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
ount
ants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class F-3
Trading Symbol	ANBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.71% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income
resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class F-3 2	8.71%	(0.78) %	2.78%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
acc
ountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-A
Trading Symbol	CANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (8 00) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.30% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt rela tive
returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-A (with sales charge) 2	4.56%	(1.86) %	2.05%
American Funds Strategic Bond Fund — Class 529-A (without sales charge) 2	8.30%	(1.17) %	2.42%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-A shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acco
un
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-C
Trading Symbol	CANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.51% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns.
Des
pite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-C (with sales charge) 2	6.51%	(1.92) %	2.04%
American Funds Strategic Bond Fund — Class 529-C (without sales charge) 2	7.51%	(1.92) %	2.04%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-C shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets ( in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
oun
tants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-E
Trading Symbol	CANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 4 21-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.08% for the year ended December 31, 2025. That result compares with a 7.30%
gain
for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate
posit
ioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-E 2	8.08%	(1.37) %	2.22%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of n et assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-T
Trading Symbol	TSFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 i nvest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.53% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on cr
edit
, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-T (with sales charge) 2	5.82%	(1.43) %	2.29%
American Funds Strategic Bond Fund — Class 529-T (without sales charge) 2	8.53%	(0.92) %	2.59%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.88%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes d erivat ives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-1
Trading Symbol	CANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 4 21-4 225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.65% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns
for additional periods, including the fund lifetime,
please
refer to
capitalgroup.com/mutual-fund-returns-529F1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensiv
ely p
ositioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-1 2	8.65%	(0.95) %	2.65%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class 529-F-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes deriva tive s.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-2
Trading Symbol	FSBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 42 1-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.61% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on c
red
it, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-2 2	8.61%	(0.87) %	(0.46) %
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes de riv atives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period
through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class 529-F-3
Trading Symbol	FBSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 i nve stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.79% for the year ended December 31, 2025. That result compares with a 7.30% loss for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt rela
tive returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class 529-F-3 2	8.79%	(0.83) %	(0.41) %
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes deri vativ es.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025,
Deloitte
& Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R1
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-1
Trading Symbol	RANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 7.55% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-1 2	7.55%	(1.83) %	1.82%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-1 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Price waterhou
seCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R2
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2
Trading Symbol	RANBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv est ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 7.65% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
tota
l returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2 2	7.65%	(1.81) %	1.80%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-2 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s boar
d of
trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R2E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-2E
Trading Symbol	RANHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10 ,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 7.84% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
For the year end
ed
December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-2E 2	7.84%	(1.58) %	2.19%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-2E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any
m
atter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class R3
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-3
Trading Symbol	RANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 42 1-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.06% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively pos
ition
ed on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-3 2	8.06%	(1.42) %	2.20%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-3 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class - R4
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-4
Trading Symbol	RANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.35% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-4 2	8.35%	(1.10) %	2.49%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-4 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fu nd
’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class-R5E
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5E
Trading Symbol	RANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.53% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5E 2	8.53%	(0.95) %	2.68%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-5E shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
ount
ants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class - R5
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-5
Trading Symbol	RANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.64% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable in com
e resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on cre
di
t, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-5 2	8.64%	(0.83) %	2.76%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-5 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® Strategic Bond Fund - Class - R6
Shareholder Report [Line Items]
Fund Name	American Funds® Strategic Bond Fund
Class Name	Class R-6
Trading Symbol	RANGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Strategic Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.70% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
For the year ended December 31, 2025, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. For additional information, please refer to
Form 8937 | Capital Group
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns.

The

U.S.

Federal Reserve cut its policy rate three times in response to labor

market weakness

and

economic uncertainty, pushing short term yields lower.

Meanwhile, long-term yields remained elevated

amid heavy issuance and investor concern over rising deficits. Corporate bond yields declined during the period

but

remained near their highest level in over 15 years.
The fund’s aggregate interest rate positioning provided a positive contribution to relative returns. Managers were positioned for the yield curve to steepen and paired the position with an active approach to duration. The duration position’s strong relative return was partially offset by curve positioning. While the portfolio benefited as the curve steepened, the cost of holding this position overshadowed these gains. The fund’s holdings in emerging markets debt and securitized debt posted relative gains. Within securitized, the focus on higher coupon agency mortgage-backed securities contributed. Currency exposure to the Euro, Columbian Peso and British Pound Sterling also provided positive relative contributions.
Conversely, managers were defensively positioned on credit, which hurt relative returns. Despite credit market temporarily weakening early in the second quarter, the environment for credit has generally been supportive. Certain expressions of global duration and curve views detracted from relative results and drove a negative impact from Treasuries overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Strategic Bond Fund — Class R-6 2	8.70%	(0.78) %	2.81%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.80%
1
Class R-6 shares were first offered on March 18, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 20,816,000,000
Holdings Count | Holding	2,474
Advisory Fees Paid, Amount	$ 54,000,000
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 20,816
Total number of portfolio holdings	2,474
Total advisory fees paid (in millions)	$ 54
Portfolio turnover rate including mortgage dollar roll transactions	216%
Portfolio turnover rate excluding mortgage dollar roll transactions	79%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte
& Tou
che LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.